Shareholders' Equity (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017
Shareholders' Equity [Abstract]
Dividend yield	0.00%	[1]
Expected volatility	66.00%
Risk-free interest rate	1.87%
Expected life (years)	4 years 9 months 18 days	[2]

[1]	The option grant was made prior to the dividend distribution. As such, the valuation assumptions reflect the Company's previous record of not paying dividends.
[2]	Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate.